UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Income Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 55.43%

Chemicals & Allied Products - 5.48%
6,800	FMC Corp.	$ 353,736

Crude Petroleum & Natural Gas - 13.91%
7,500	Atlas Energy Resources, LLC	237,000
7,400	Linn Energy, LLC	235,912
2,300	Petrochina Co. Ltd.	425,753
		898,665

Deep Sea Foreign Transportation - 9.21%
11,400	Eagle Bulk Shipping, Inc.	293,436
4,600	Genco Shipping & Trading Ltd.	301,438
		594,874

Drilling Oil & Gas Wells - 5.93%
5,000	Atwood Oceanics, Inc. *	382,800

Electric Services - 3.07%
3,400	CPFL Energy, Inc.	197,982

Engines & Turbines - 6.14%
3,100	Cummins, Inc.	396,459

Food & Kindred Products - 4.12%
8,400	Unilever PLC	266,028

Measuring & Controlling Devices - 5.17%
4,800	Rockwell Automation, Inc.	333,648

Metal Mining - 4.98%
2,600	Southern Peru Copper	321,958

Natural Gas Transmission - 3.53%
6,200	Copano Energy, Inc.	227,726

Oil & Gas Field Services - 2.80%
5,100	Superior Energy Services, Inc. *	180,744

Paints, Varnishes, Lacquers, Enamels & Allied Products - 5.38%
14,500	RPM International, Inc.	347,275

Paperboard Containers & Boxes - 1.62%
3,600	Packaging Corp. of America	104,652

Petroleum Refining - 5.70%
1,400	British Petroleum Co. PLC ADR	97,090
2,900	Chevron Corp.	271,382
		368,472
Pharmaceutical Preparations - 4.50%
6,500	Bristol Myers Squibb Co.	187,330
2,000	Merk & Co., Inc.	103,380
		290,710

Radiotelephone Communications - 2.09%
8,000	USA Mobility, Inc.	134,960

Rolling, Drawing & Extruding Of Nonferrous Metals - 1.56%
4,500	Olin Corp.	100,710

Services-Medical Laboratories- 1.20%
4,500	Psychemedics Corp.	77,715

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.73%
600	Arcelormittal	47,016

Surgical & Medical Instruments - 4.70%
3,900	Teleflex, Inc.	303,888

Telephone & Telegraph Apparatus - 4.24%
2,700	Telkom SA LTD	273,915

Telephone Communications (No Radiotelephone) - 5.00%
15,200	Turkcell Iletisim Hizmetleri As	323,456

TOTAL FOR COMMON STOCKS (Cost $6,057,980) - 101.06%		$ 6,527,389

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.06)%		(68,164)

NET ASSETS - 100.00%		$ 6,459,225

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,057,980 amounted to $469,409, which consisted of aggregate gross unrealized appreciation of $694,880 and aggregate gross unrealized depreciation of $225,471.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	September 30, 2007

Shares		Value

COMMON STOCKS - 43.12%

Beverages - 1.22%
700	Coca Cola Co.	$ 40,229

Biological Products, (No Disagnostic Products) - 1.41%
700	Biogen Idec, Inc.*	46,431

Chemicals & Allied Products - 1.25%
300	BASF Aktiengesellschaft	41,115

Computer Communications Equipment - 1.84%
1,500	Riverbed Technology, Inc. *	60,585

Computer Storage Devices - 3.79%
700	Sandisk Corp.*	38,570
3,400	Western Digital Corp.*	86,088
		124,658
Contruction - Special Trade Contractors - 1.52%
900	Layne Christensen Co.*	49,932

Crude Petroleum & Natural Gas - 7.00%
1,000	Petrochina Co. Ltd.	185,110
600	Petroleo Brasileiro SA	45,300
		230,410

Deep Sea Foreign Transportation - 2.79%
1,400	Genco Shipping & Trading LTD	91,742

Drilling Oil & Gas Wells - 4.75%
1,100	Atwood Oceanics, Inc.*	84,216
800	Noble Corp.	39,240
900	Rowan Co., Inc.	32,922
		156,378

Electronic Components, NEC - 2.18%
3,000	LG Philips LCD Co., LTD*	71,820

Engines & Turbines - 2.33%
600	Cummins, Inc.	76,734

Guided Missiles & Space Vehicles - 3.78%
600	B.F. Goodrich Co.	40,938
1,200	Rockwell Automation, Inc.	83,412
		124,350

Hazardous Waste Management - 1.89%
1,400	Clean Harbors, Inc.*	62,328

Household Furniture - 1.30%
1,200	Tempur Pedic International, Inc.	42,900

Industrial Instruments For Measurement, Display & Control - 2.39%
1,200	Roper Industries, Inc.	78,600

Measuring & Controlling Devices - 1.31%
1,100	Trimble Navagation*	43,131

Miscellaneous Furniture & Fixture - 2.39%
1,400	Kinetic Concepts, Inc.*	78,792

Oil & Gas Field Exploration Services - 2.97%
1,500	Compagnie Generale De Geophysique V*	97,635

Oily & Gas Field Machinery & Equipment - 2.72%
500	Cameron International Corp.*	46,145
900	Oil States International, Inc.*	43,470
		89,615
Oil & Gas Field Services, NEC - 6.25%
400	Core Laboraties, NV*	50,956
800	Schlumberger LTD	84,000
2,000	Superior Energy Services, Inc.*	70,880
		205,836
Petroleum Refining - 1.42%
500	Chevron Corp.	46,790

Pharmaceutical Preparations - 3.45%
2,200	Merck & Co., Inc.	113,718

Radio & Tv Broadcasting & Communications Equipment - 1.07%
700	Commscope, Inc.*	35,168

Railroads, Line-Haul Operating - 2.25%
700	Canadian National Railway Co.	39,900
800	CSX Corp.	34,184
		74,084

Retail-Drug Stores and Proprietary Stores - 2.37%
1,400	Express Scripts, Inc. *	78,148

Semiconductors & Related Devices - 3.76%
1,200	MEMC Electronic Materials, Inc.*	70,632
1,100	Sigma Designs, Inc.*	53,064
		123,696

Services- Educational Services - 1.10%
600	Apollo Group, Inc.*	36,090

Services - Prepackaged Software - 6.92%
800	Business Objects SA*	35,896
3,400	Cadence Design Systems, Inc.*	75,446
1,000	Citrix Systems, Inc.*	40,320
2,500	Magma Design Automation, Inc.*	35,175
1,900	Oracle Corp.*	41,135
		227,972

Special Industry Machinery, NEC - 2.60%
1,600	Varian Semiconductor Equipment Associates, Inc.*	85,632

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 6.48%
2,000	AK Steel Holding Corp.*	87,900
1,600	Arcelormittal	125,376
		213,276

Surgical & Medical Instruments - 1.21%
600	Gen-Probe, Inc.*	39,948

Telephone Communications (No Radiotelephone) - 1.74%
700	China Mobile LTD.	57,428

Trucking & Courier Services - 1.14%
500	United Parcel Service, Inc.	37,550

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.35%
1,700	Herbalife LTD	77,282

Wholesale - Electrical Apparatus - 1.25%
500	Anixter International, Inc.*	41,225

Wholesale-Motor Vehicle Supplies - 5.80%
4,000	Keystone Automotive Industries, Inc.	191,040

TOTAL FOR COMMON STOCKS (Cost $2,982,179) - 99.99%		$ 3,292,268

TOTAL INVESTMENTS (Cost $2,982,179) - 99.99%		$ 3,292,268

OTHER ASSETS LESS LIABILITIES - 0.01%		168

NET ASSETS - 100.00%		$ 3,292,436

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,982,179 amounted to $310,088, which consisted of aggregate gross unrealized appreciation of $361,126 and aggregate gross unrealized depreciation of $51,038.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2007